Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2020
Fair Value Measurements
Assets and liabilities measured on a nonrecurring basis

	Thousands of Yen
						Impairment
	Level 1		Level 2		Level 3	loss
Year ended December 31, 2020
Assets
Leasehold improvements	¥	―	¥	―	¥213,314	¥36,512
Right-of-use asset - operating lease		―		―	1,578,828	69,989
Total	¥	―	¥	―	¥1,792,142	¥106,501

Year ended December 31, 2019
Assets
Leasehold improvements	¥	―	¥	―	¥161,330	¥9,825
Right-of-use asset - operating lease		―		―	1,829,968	34,721
Total	¥	―	¥	―	¥1,991,298	¥44,546